Offerings	May 16, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.875% Notes due 2028
Maximum Aggregate Offering Price	$ 559,726,020.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 85,694.05
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Cencora, Inc. (the "Company") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-283481), filed with the Securities and Exchange Commission (the "SEC") on November 26, 2024. This filing fee exhibit is in connection with a final prospectus supplement dated May 15, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act. The U.S. dollar equivalent of the amount registered has been calculated using the euro/U.S. dollar exchange rate of EUR1/U.S. $1.1199 as reported by Bloomberg L.P. as of 9:00 a.m. (London time) on May 15, 2025
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.625%Notes due 2032
Maximum Aggregate Offering Price	$ 558,589,321.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 85,520.03
Offering Note	See Offering Note 1.